Note 6 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Valuation Allowance Percentage	100.00%
Income Tax Expense (Benefit)	$ 0
Domestic Tax Authority [Member]
Operating Loss Carryforwards	30,900	$ 24,700
Operating Loss Carryforwards, Valuation Allowance	10,700	9,600
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	13,000	13,400
Operating Loss Carryforwards, Valuation Allowance	$ 200	$ 1,100